Gain on divestment of an equity investee	12 Months Ended
Dec. 31, 2022
Gain on divestment of an equity investee
Gain on divestment of an equity investee

22. Gain on divestment of an equity investee

In March 2021, the Group entered into a sale and purchase agreement (the “SPA”) with a third party to sell its entire investment in HBYS with closing subject to regulatory approval in the PRC. On September 28, 2021, the Group completed the divestment for cash consideration of US$159.1 million.

On May 13, 2021 and September 23, 2021, HBYS had declared dividends to shareholders of US$46.5 million and US$59.7 million respectively which were related to prior year undistributed profits and distributions of a land bonus payment. Based on the SPA, the Group is entitled to a portion of such dividends and the third party will settle these amounts, net of taxes, after HBYS completes the distribution. As at December 31, 2022 and 2021, US$26.2 million and US$46.4 million of dividend receivables, net of taxes, from the third party was recorded respectively in other receivables, prepayments and deposits (Note 7).

In addition, the Group and Hutchison Whampoa Enterprises Limited, an affiliate of CK Hutchison Holdings Limited (“CK Hutchison”), entered into a license agreement on June 15, 2021, conditional upon the completion of the divestment, to grant a continuing right to use the “Hutchison Whampoa” brand by HBYS for 10 years at HK$12 million (approximately US$1.5 million) per year with aggregate amounts not to exceed HK$120 million (approximately US$15.4 million). On September 28, 2021, the Group recorded the present value of future branding liability payments of US$12.7 million. As at December 31, 2022 and 2021, US$1.5 million was included in amounts due to related parties (Note 23(ii)) and US$8.7 million and US$9.8 million were included in other non-current liabilities respectively.

The gain on divestment of an equity investee was recognized in the consolidated statements of operations as follows:

Year Ended December 31,
2021
(in US$’000)
Proceeds	159,118
Dividend receivables–third party (Note 7)	46,387
205,505
Less: Group’s share of net assets of HBYS (Note 11(iii))	(23,246)
Dividend receivables–HBYS	(52,887)
Withholding tax liability on dividend receivables–HBYS	2,644
Branding liability	(12,721)
Accumulated other comprehensive income and reserves	1,911
Transaction costs and others	104
Gain on divestment of an equity investee	121,310
Less: Capital gain tax	(14,373)
Less: Gain on divestment of an equity investee attributable to non-controlling interests	(24,010)
Gain on divestment of an equity investee attributable to the Group	82,927